UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-QQuarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: April 30, 2005

                     Date of reporting period: July 31, 2004





                              Howard L. Kitzmiller
                                    Secretary
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                     1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated July 31, 2004


Washington Mutual Investors Fund
Investment portfolio
July 31, 2004
unaudited

                                                                                                              Market value
Common stocks-- 97.40%                                                                             Shares            (000)

ENERGY -- 9.08%
Apache Corp.                                                                                    4,000,000      $   186,120
Ashland Inc.1                                                                                   3,680,000          192,354
ChevronTexaco Corp.                                                                            18,890,500        1,806,876
ConocoPhillips                                                                                  8,307,750          654,401
EOG Resources, Inc.                                                                             1,925,000          122,334
Exxon Mobil Corp.                                                                              39,976,600        1,850,917
Halliburton Co.                                                                                 4,300,000          136,525
Marathon Oil Corp.                                                                             13,450,000          506,662
Schlumberger Ltd.                                                                               3,625,000          233,160
Sunoco, Inc.                                                                                    2,750,000          187,467
Unocal Corp.                                                                                    8,696,500          337,076
                                                                                                                 6,213,892

MATERIALS -- 4.86%
Air Products and Chemicals, Inc.                                                                7,850,000          406,238
Alcoa Inc.                                                                                     15,050,000          482,052
Crompton Corp.1                                                                                 5,800,001           34,626
E.I. du Pont de Nemours and Co.                                                                 9,900,000          424,413
International Paper Co.                                                                        20,700,000          894,861
MeadWestvaco Corp.                                                                              3,391,200          101,261
PPG Industries, Inc.                                                                            3,950,000          232,852
Temple-Inland Inc.                                                                              1,550,000          105,787
Weyerhaeuser Co.                                                                               10,350,000          641,700
                                                                                                                 3,323,790

INDUSTRIALS -- 10.95%
Avery Dennison Corp.                                                                            2,000,000          121,140
Boeing Co.                                                                                     10,700,000          543,025
Burlington Northern Santa Fe Corp.                                                              4,200,000          149,016
Caterpillar Inc.                                                                                1,225,000           90,025
Deere & Co.                                                                                     4,638,100          291,319
Deluxe Corp.                                                                                    2,200,000           96,910
Dover Corp.                                                                                     2,000,000           79,360
Eaton Corp.                                                                                     1,200,000           77,568
Emerson Electric Co.                                                                            5,900,000          358,130
Fluor Corp.                                                                                     4,036,500          183,863
General Dynamics Corp.                                                                          2,325,000          229,757
General Electric Co.                                                                           55,100,000        1,832,075
Honeywell International Inc.                                                                    2,500,000           94,025
IKON Office Solutions, Inc.                                                                     5,400,000           64,098
Illinois Tool Works Inc.                                                                        2,603,900          235,705
Ingersoll-Rand Co. Ltd., Class A                                                                1,700,000          116,773
Lockheed Martin Corp.                                                                           5,550,000          294,094





                                                                                                                 unaudited

                                                                                                              Market value
Common stocks                                                                                      Shares            (000)

INDUSTRIALS (continued)
Northrop Grumman Corp.                                                                         10,700,000      $   562,820
Pitney Bowes Inc.                                                                               8,514,900          359,329
Raytheon Co.                                                                                    8,400,000          281,820
ServiceMaster Co.                                                                               8,750,000          102,200
Southwest Airlines Co.                                                                          7,500,000          108,525
Tyco International Ltd.                                                                         9,825,000          304,575
Union Pacific Corp.                                                                             1,400,000           78,876
United Parcel Service, Inc., Class B                                                            3,200,000          230,272
United Technologies Corp.                                                                       6,550,000          612,425
                                                                                                                 7,497,725

CONSUMER DISCRETIONARY-- 8.06%
Carnival Corp., units                                                                           8,650,000          403,177
Dana Corp.                                                                                      3,200,000           61,728
Dow Jones & Co., Inc.                                                                           1,287,600           54,568
Gannett Co., Inc.                                                                                 800,000           66,512
General Motors Corp.                                                                           26,313,400        1,135,160
Genuine Parts Co.                                                                               7,929,900          299,195
Knight-Ridder, Inc.                                                                             1,100,000           72,369
Limited Brands, Inc.                                                                           22,000,000          449,680
Lowe's Companies, Inc.                                                                         17,500,000          852,600
May Department Stores Co.                                                                      10,365,000          274,983
McDonald's Corp.                                                                                7,000,000          192,500
Newell Rubbermaid Inc.                                                                          8,000,000          172,800
NIKE, Inc., Class B                                                                             1,150,000           83,617
Stanley Works1                                                                                  4,200,000          178,080
Target Corp.                                                                                   12,300,000          536,280
TJX Companies, Inc.                                                                            21,000,000          492,870
VF Corp.                                                                                        3,800,000          190,038
                                                                                                                 5,516,157

CONSUMER STAPLES-- 9.83%
Albertson's, Inc.1                                                                             19,156,750          467,233
Avon Products, Inc.                                                                            14,678,500          631,322
Coca-Cola Co.                                                                                   7,525,000          330,047
ConAgra Foods, Inc.                                                                            14,900,000          387,400
General Mills, Inc.                                                                            10,400,000          466,960
H.J. Heinz Co.                                                                                 17,450,000          643,730
Kellogg Co.                                                                                     7,200,000          299,952
Kimberly-Clark Corp.                                                                           13,003,100          833,109
PepsiCo, Inc.                                                                                   6,400,000          320,000
Procter & Gamble Co.                                                                            4,700,000          245,105
Sara Lee Corp.                                                                                 29,300,000          643,428
Unilever NV (New York registered)                                                               2,800,000          171,724
Walgreen Co.                                                                                   18,877,700          687,148
Wal-Mart Stores, Inc.                                                                          11,300,000          599,013
                                                                                                                 6,726,171

HEALTH CARE-- 9.88%
Abbott Laboratories                                                                            16,000,000          629,600
Aetna Inc.                                                                                      1,850,000          158,730
Applera Corp.-- Applied Biosystems Group                                                        8,733,000          180,686
Becton, Dickinson and Co.                                                                       3,750,000          177,112
Bristol-Myers Squibb Co.                                                                       64,935,000        1,487,011
Cardinal Health, Inc.                                                                           6,325,000          281,463
CIGNA Corp.                                                                                     1,865,900          115,704




                                                                                                            unaudited

                                                                                                              Market value
Common stocks                                                                                      Shares            (000)

HEALTH CARE (continued)
Eli Lilly and Co.                                                                              19,800,000     $  1,261,656
Johnson & Johnson                                                                               3,700,000          204,499
Merck & Co., Inc.                                                                              11,250,000          510,188
Pfizer Inc                                                                                     35,475,000        1,133,781
Schering-Plough Corp.                                                                           4,560,800           88,753
Wyeth                                                                                          15,100,000          534,540
                                                                                                                 6,763,723

FINANCIALS -- 22.57%
AFLAC Inc.                                                                                      2,750,000          109,010
Allstate Corp.                                                                                  8,818,300          415,166
American Express Co.                                                                            1,500,000           75,375
American International Group, Inc.                                                             13,350,000          943,177
Aon Corp.                                                                                       9,900,000          261,756
Bank of America Corp.                                                                          21,900,000        1,861,719
Bank of New York Co., Inc.                                                                     22,750,000          653,607
Citigroup Inc.                                                                                 10,670,000          470,440
Comerica Inc.                                                                                   3,500,000          204,645
Fannie Mae                                                                                     21,400,000        1,518,544
Freddie Mac                                                                                    10,890,000          700,336
Hartford Financial Services Group, Inc.                                                         3,275,000          213,203
HSBC Holdings PLC (ADR)                                                                        10,289,850          759,803
J.P. Morgan Chase & Co.                                                                        59,484,460        2,220,555
Jefferson-Pilot Corp.                                                                           5,925,000          285,467
Lincoln National Corp.                                                                          7,850,000          343,045
Marsh & McLennan Companies, Inc.                                                               10,850,000          481,523
National City Corp.                                                                             2,800,000          102,200
PNC Financial Services Group, Inc.                                                              2,660,000          134,596
SLM Corp.                                                                                       2,100,000           79,632
St. Paul Travelers Companies, Inc.                                                             14,020,000          519,721
SunTrust Banks, Inc.                                                                            1,700,000          112,115
U.S. Bancorp                                                                                   11,775,000          333,232
Wachovia Corp.                                                                                  8,670,000          384,168
Washington Mutual, Inc.                                                                        19,593,300          760,220
Wells Fargo & Co.                                                                              23,100,000        1,326,171
XL Capital Ltd., Class A                                                                        2,575,000          182,001
                                                                                                                15,451,427

INFORMATION TECHNOLOGY-- 5.62%
Applied Materials, Inc.2                                                                        8,000,000          135,760
Automatic Data Processing, Inc.                                                                 7,200,000          302,256
Dell Inc.2                                                                                      1,600,000           56,752
Electronic Data Systems Corp.                                                                  18,764,460          346,767
First Data Corp.                                                                                3,850,000          171,749
Hewlett-Packard Co.                                                                            37,425,000          754,114
Intel Corp.                                                                                     3,000,000           73,140
International Business Machines Corp.                                                           7,995,000          696,125
Linear Technology Corp.                                                                         2,550,000           99,705
Microsoft Corp.                                                                                26,850,000          764,151
Oracle Corp.2                                                                                   3,500,000           36,785
Texas Instruments Inc.                                                                         19,285,300          411,355
                                                                                                                 3,848,659


                                                                                                                 unaudited

                                                                                                              Market value
Common stocks                                                                                      Shares            (000)

TELECOMMUNICATION SERVICES-- 7.77%
ALLTEL Corp.                                                                                    5,984,100    $     311,173
AT&T Corp.                                                                                     33,325,999          503,223
BellSouth Corp.                                                                                38,150,000        1,033,483
SBC Communications Inc.                                                                        55,700,000        1,411,438
Sprint Corp.-- FON Group                                                                       41,283,400          771,174
Verizon Communications Inc.                                                                    33,370,000        1,286,080
                                                                                                                 5,316,571

UTILITIES -- 7.21%
Ameren Corp.                                                                                    2,300,000          102,787
American Electric Power Co., Inc.                                                              16,880,800          525,162
Consolidated Edison, Inc.                                                                       7,100,000          290,887
Constellation Energy Group, Inc.                                                                1,600,000           61,680
Dominion Resources, Inc.                                                                        9,315,000          591,130
DTE Energy Co.                                                                                  4,150,000          166,705
Duke Energy Corp.                                                                              18,440,000          396,460
Exelon Corp.                                                                                   10,650,000          371,685
FirstEnergy Corp.                                                                               9,133,635          357,125
FPL Group, Inc.                                                                                 6,129,000          412,666
NiSource Inc.                                                                                   4,900,000          101,430
PPL Corp.                                                                                       2,000,000           92,700
Progress Energy, Inc.                                                                          11,525,418          485,681
Public Service Enterprise Group Inc.                                                            7,600,000          296,400
Puget Sound Energy, Inc.                                                                        3,800,000           82,080
Southern Co.                                                                                   13,000,000          380,640
Xcel Energy Inc.                                                                               13,000,000          222,300
                                                                                                                 4,937,518

Miscellaneous -- 1.57%
Other common stocks in initial period of acquisition                                                             1,071,807

Total common stocks (cost: $56,315,371,000)                                                                     66,667,440


                                                                                               Shares or
Convertible securities-- 0.44%                                                           principal amount

INDUSTRIALS -- 0.02%
Northrop Grumman Corp. 7.25% convertible preferred 2004                                    140,000 units            14,711

CONSUMER DISCRETIONARY-- 0.19%
Gap, Inc. 5.75% convertible notes 2009                                                        $44,500,000           65,026
General Motors Corp., Series B, 5.25% convertible debentures 2032                             $61,050,000           59,365
                                                                                                                   124,391

HEALTH CARE-- 0.02%
Baxter International Inc. 7.00% convertible preferred 2006                                 300,000 units            15,435

TELECOMMUNICATION SERVICES-- 0.13%
ALLTEL Corp. 7.75% convertible preferred 2005                                            1,500,000 units            75,150
CenturyTel, Inc. 6.875% ACES 2005                                                          575,000 units            14,317
                                                                                                                    89,467

                                                                                                          unaudited

                                                                                                Shares or     Market value
Convertible securities                                                                   principal amount            (000)

UTILITIES -- 0.08%
Ameren Corp. 9.75% ACES convertible preferred 2005                                         760,000 units         $  20,763
TXU Corp. 8.125% FELINE PRIDES 2006                                                        800,000 units            36,280
                                                                                                                    57,043

Total convertible securities (cost: $298,075,000)                                                                  301,047


Short-term securities -- 2.01%

Ciesco LLC 1.31%-1.39% due 8/20-9/3/2004                                                        $  82,000           81,911
Coca-Cola Co. 1.31%-1.34% due 8/27-9/7/2004                                                        85,300           85,195
DuPont (E.I.) de Nemours & Co. 1.25%-1.27% due 8/6-8/24/2004                                      100,000           99,937
Federal Home Loan Bank 1.14%-1.42% due 8/18-9/30/2004                                             420,319          419,552
General Electric Capital Corp. 1.33%-1.40% due 8/2-9/20/2004                                       43,100           43,063
Minnesota Mining and Manufacturing Co. 1.25% due 8/6/2004                                           5,000            4,999
State Street Bank & Trust 1.42% due 9/13-9/17/2004                                                100,000          100,000
U.S. Treasury Bills 1.045%-1.475% due 8/26-11/18/2004                                             470,229          469,628
United Parcel Service Inc. 1.23% due 8/11/2004                                                     18,200           18,193
Verizon Network Funding Corp. 1.27% due 8/10/2004                                                  50,000           49,982
                                                                                                                 1,372,460


Total short-term securities (cost: $1,372,446,000)                                                               1,372,460


Total investment securities (cost: $57,985,892,000)                                                             68,340,947
Other assets less liabilities                                                                                      104,513

Net assets                                                                                                     $68,445,460


1The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
2Security did not produce income during the last 12 months.

ADR = American Depositary Receipts


Federal income tax information                            (dollars in thousands)

Gross unrealized appreciation on investment securities             $ 12,984,542
Gross unrealized depreciation on investment securities               (2,640,594)
Net unrealized appreciation on investment securities                 10,343,948
Cost of investment securities for federal income tax purposes        57,996,999
unaudited

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on these holdings and related transactions during the three months ended July 31, 2004, were as follows:

                                                                   Market
                                                                   value of
                                                          Dividend affiliates
               Beginning                     Ending       income   at 7/31/2004
Company           shares   Purchases Sales   shares       (000)    (000)

Albertson's   19,906,750             750,000 19,156,750   $3,782    $467,233
Ashland        3,680,000                      3,680,000    1,012     192,354
Crompton       5,800,001                      5,800,001      290      34,626
Stanley Works  4,200,000                      4,200,000    1,092     178,080
                                                          $6,176    $872,293

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

          The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                  Washington Mutual Investors Fund, Inc.

                                  By /S/ Jeffrey L. Steele, President and PEO

                            Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ Jeffrey L. Steele, President and PEO

Date: September 27, 2004



 By /S/ Howard L. Kitzmiller, Senior Vice President, Secretary, and Treasurer

Date: September 27, 2004